Schedule II - Valuation and Qualifying Accounts - Deferred Tax Valuation Allowance (Details) - Deferred Tax Valuation Allowance - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance Beginning of Year	$ (15.1)	$ (14.9)	$ (8.9)
Additions	(153.5)	(1.6)	(6.0)
Reductions	0.7	1.4	0.0
Balance End of Year	$ (167.9)	$ (15.1)	$ (14.9)